SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Furniture and Fixtures	3 Years

Schedule of dilutive instruments
	August 31, 2019	August 31, 2018
Warrants	2,334,937	495,306
Options	234,000	50,000
Total	2,568,937	545,306